Offerings - Offering: 1	Apr. 01, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit | $ / shares	3.87
Maximum Aggregate Offering Price	$ 193,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 26.73
Offering Note

(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock, par value $0.00001 per share (“Common Stock”), that become issuable under the Registrant’s 2022 Inducement Equity Plan (the “2022 Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)	Consists of 50,000 shares of Common Stock that were added to the shares authorized for issuance under the 2022 Inducement Plan pursuant to its terms.

(3)
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $3.87 per share, which is the average of the high and low prices of Common Stock on March 23, 2026, as reported on the Nasdaq Capital Market.